UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gayle P. De Santis
Title:    Office Manager
Phone:    212-344-3300

Signature, Place, and Date of Signing:

     /s/ Gayle P. De Santis         New York, NY              July 27, 2005
     ----------------------         -------------             -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          71

Form 13F Information Table Value Total:  $   196,977
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Bisys Group Cv Sub Deb         CONV             055472AB0     1481  1500000 PRN      SOLE                                    1500000
Mercury Interactive Cv Sub Deb CONV             589405AB5     2060  2105000 PRN      SOLE                                    2105000
Sanmina (SCI) Cv Sub Deb       CONV             783890AF3      790   840000 PRN      SOLE                                     840000
Skyworks Solutions Cv Sub Deb  CONV             83088MAB8     1015  1000000 PRN      SOLE                                    1000000
Valeant Pharmaceuticals Cv Sub CONV             91911XAC8     1627  1900000 PRN      SOLE                                    1900000
Veeco Instruments Cv Sub Deb   CONV             922417AB6     5362  6000000 PRN      SOLE                                    6000000
AP Pharma                      COM              00202J104      172   103500 SH       SOLE                                     103500
Acxiom                         COM              005125109     2658   127300 SH       SOLE                                     127300
Albany Molecular Research      COM              012423109     2071   147925 SH       SOLE                                     147925
AmSurg                         COM              03232P405     1825    65910 SH       SOLE                                      65910
American Healthways            COM              02649v104      368     8700 SH       SOLE                                       8700
Artesyn Technologies           COM              043127109     1168   134215 SH       SOLE                                     134215
ArthroCare                     COM              043136100     1129    32300 SH       SOLE                                      32300
BISYS Group                    COM              055472104     6666   446168 SH       SOLE                                     446168
Baldor Electric                COM              057741100     7156   294255 SH       SOLE                                     294255
Biomet                         COM              090613100     3238    93515 SH       SOLE                                      93515
Brady                          COM              104674106      632    20400 SH       SOLE                                      20400
Buckeye Partners LP Unit       COM              118230101      309     6720 SH       SOLE                                       6720
CYTYC                          COM              232946103     3572   161925 SH       SOLE                                     161925
Celgene                        COM              151020104     1217    29900 SH       SOLE                                      29900
Computer Programs and Systems  COM              205306103      745    20000 SH       SOLE                                      20000
Digital River                  COM              25388b104     1191    37525 SH       SOLE                                      37525
Dionex                         COM              254546104     4949   113510 SH       SOLE                                     113510
ExxonMobil                     COM              30231G102      224     3900 SH       SOLE                                       3900
Factset Research System        COM              303075105     4749   132505 SH       SOLE                                     132505
Fairchild Class A              COM              303698104       39    13700 SH       SOLE                                      13700
Forrester Research             COM              346563109     5455   305955 SH       SOLE                                     305955
Genzyme                        COM              372917104     2645    44020 SH       SOLE                                      44020
Haemonetics                    COM              405024100    10532   259150 SH       SOLE                                     259150
Health Care Properties         COM              421915109      819    30300 SH       SOLE                                      30300
HealthSouth                    COM              421924101      139    24855 SH       SOLE                                      24855
Hecla Mining                   COM              422704106      114    25000 SH       SOLE                                      25000
ICON PLC ADR                   COM              45103T107     2786    80395 SH       SOLE                                      80395
IDEXX Laboratories             COM              45168D104    10199   163635 SH       SOLE                                     163635
ITRON                          COM              465741106     4632   103675 SH       SOLE                                     103675
Impath                         COM              45255G101      433    99400 SH       SOLE                                      99400
Interferon Sciences            COM              458903408       30   225000 SH       SOLE                                     225000
Intermagnetics General         COM              458771102     1251    40660 SH       SOLE                                      40660
Invitrogen                     COM              46185r100      350     4200 SH       SOLE                                       4200
Jack Henry & Associates        COM              426281101     1919   104800 SH       SOLE                                     104800
Johnson & Johnson              COM              478160104     5929    91214 SH       SOLE                                      91214
KV Pharmaceutical Cl A         COM              482740206     4196   250537 SH       SOLE                                     250537
Kaydon                         COM              486587108     1483    53250 SH       SOLE                                      53250
Keystone Automotive            COM              49338N109    13243   535505 SH       SOLE                                     535505
Lucent Technologies            COM              549463107       29    10000 SH       SOLE                                      10000
Manhattan Associates           COM              562750109     3910   203550 SH       SOLE                                     203550
MedQuist                       COM              584949101     1589   119500 SH       SOLE                                     119500
Medicis Pharmaceutical         COM              584690309     5103   160825 SH       SOLE                                     160825
Mentor                         COM              587188103     2074    50000 SH       SOLE                                      50000
Microtek Medical Holdings      COM              59515B109     2928   797700 SH       SOLE                                     797700
O'Reilly Automotive            COM              686091109     4693   157310 SH       SOLE                                     157310
Orthofix                       COM              N6748L102     3971    92270 SH       SOLE                                      92270
Peregrine Systems              COM              71366Q200     3403   151250 SH       SOLE                                     151250
Pharmaceutical Prod Dvlpt      COM              717124101     7835   167200 SH       SOLE                                     167200
Quaker Chemical                COM              747316107      719    41200 SH       SOLE                                      41200
RF Monolithics                 COM              74955F106       82    12500 SH       SOLE                                      12500
SBC Communications             COM              78387G103      261    11000 SH       SOLE                                      11000
SEI Corp                       COM              784117103     6200   166000 SH       SOLE                                     166000
Sanmina-SCI                    COM              800907107     1996   364967 SH       SOLE                                     364967
Seitel                         COM              816074405     1618  1107997 SH       SOLE                                    1107997
Skyworks Solutions             COM              020753109     1931   262050 SH       SOLE                                     262050
Specialty Laboratories         COM              84749r100     1175   139750 SH       SOLE                                     139750
SunGard Data Sys               COM              867363103    10454   297250 SH       SOLE                                     297250
Symbol Technology              COM              871508107     5477   554875 SH       SOLE                                     554875
UQM Technologies               COM              903213106      188    58800 SH       SOLE                                      58800
Valeant Pharmaceuticals Int'l  COM              91911x104     5423   307617 SH       SOLE                                     307617
Veeco Instruments              COM              922417100      610    37500 SH       SOLE                                      37500
VistaCare                      COM              92839Y109     1584    85750 SH       SOLE                                      85750
Zebra Technologies             COM              989207105      483    11030 SH       SOLE                                      11030
Vanguard Total Stock Mkt Index EF               922908306      485 17000.005SH       SOLE                                  17000.005
Information Resources Continge WT               45676E107      188   314000 SH       SOLE                                     314000